SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Silver	$ 9,195	$ 6,462	$ 25,143	$ 18,246
Gold	6,461	6,497	20,796	18,329
Copper	6,367	3,359	19,484	9,894
Penalties, treatment costs and refining charges	(981)	(1,702)	(3,740)	(4,673)
Total revenue from mining operations	$ 21,042	$ 14,616	$ 61,683	$ 41,796